INVESTMENTS IN REAL ESTATE SECURITIES - CHANGES IN ACCRETABLE YIELDS (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Changes In Accretable Yields Details 4
Balance, beginning	$ 90,077
Additions	76,263	80,636
Accretion	(9,706)	(3,195)
Reclassifications from non-accretable difference	23,679	12,636
Disposals	153
Balance, ending	$ 180,466	$ 90,077